Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
REVENUES:
Voyage revenues	$ 81,126	$ 77,720
Other operating revenues from related party	$ 573
Other Operating Income, Related Party [Extensible Enumeration]	us-gaap:RelatedPartyMember
EXPENSES:
Voyage expenses (including related party)	$ (5,980)	(3,289)
Vessel operating expenses	(19,089)	(16,478)
General and administrative expenses (including related party)	(939)	(971)
Management fees-related party	(3,462)	(3,361)
Depreciation	(15,900)	(15,900)
Operating income	36,329	37,721
OTHER INCOME/(EXPENSES):
Interest and finance costs	(8,308)	(11,162)
Interest income	497	1,066
Other income	4,893
Other, net	(28)	(346)
Total other expenses	(2,946)	(10,442)
Partnership's Net Income	33,383	27,279
Common unitholders' interest in Net Income	29,978	18,918
Deemed dividend on Series B Preferred Units		2,031
General Partner's interest in Net Income	$ 30	$ 19
Earnings per unit, basic and diluted:
Common unit, basic (In dollars per share)	$ 0.82	$ 0.52
Common unit, diluted (In dollars per share)	$ 0.82	$ 0.52
Weighted average number of units outstanding, basic and diluted:
Common units, basic (In shares)	36,382,011	36,644,628
Common units, diluted (In shares)	36,382,011	36,644,628
Series A Preferred unitholders
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 3,375	$ 3,375
Series B Preferred unitholders
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income		$ 2,936